Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Information pertaining to the activity in the Plan is as follows:

Obligations and funded status at December 31:

	2012	2011
	(Dollars in thousands)
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$19,823	$15,230
Service cost	818	680
Interest cost	838	838
Actuarial (gain) loss	(3,009)	3,400
Benefits paid	(459)	(325)
Projected benefit obligation at end of year	18,011	19,823

Change in fair value of plan assets
Fair value of plan assets at beginning of year	14,144	12,779
Actuarial gain (loss) on plan assets	1,573	(310)
Employer contributions	—	2,000
Benefits paid	(459)	(325)
Fair value of plan assets at end of year	15,258	14,144
Net liability for pension benefits	$(2,753)	$(5,679)

	2012	2011
	(Dollars in thousands)
Accumulated benefit obligation at December 31	$18,011	$15,556

Schedule of Net Benefit Costs [Table Text Block]
Net periodic pension benefit cost for 2012 and 2011 consisted of the following components:

	2012	2011
	(Dollars in thousands)
Service cost	$818	$680
Interest cost on projected benefit obligation	838	838
Expected return on plan assets	(965)	(876)
Amortization of prior service cost	10	6
Amortization of net actuarial loss	494	185
Net periodic pension benefit cost	$1,195	$833

Plan Asset Allocations by Asset Category based on Fair Values [Table Text Block]
Union's Plan asset allocations at December 31, 2012 and 2011, by asset category based on their fair values were as follows:

Asset Category	2012	2011
Cash and cash equivalents	2.7%	5.2%
Interest bearing deposits in banks	6.0%	8.6%
Debt securities	19.8%	19.1%
Equity securities	18.1%	17.8%
Mutual and exchange traded funds	53.4%	49.3%
Total	100.0%	100.0%

Plan Asset Allocation, Mix of Investments [Table Text Block]
In order to achieve this goal the investment objective is to maintain a mix of growth and income investments allocated as follows, with no more than 20% of the equity portion of the portfolio invested in foreign equities:

Equity securities and international mutual funds	55-70%
Debt securities	30-45%
Cash and cash equivalents	0-5%

Schedule of Allocation of Plan Assets [Table Text Block]
The fair values of the Company's Plan investments at December 31, 2012 and 2011, segregated by fair value hierarchy level, are summarized below:

		Fair Value Measurements
		December 31, 2012
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$922	$—	$922	$—
U.S. Government	541	60	481	—
U.S. Government-sponsored enterprises	203	—	203	—
Corporate bonds	2,272	361	1,911	—
Marketable equity securities:
Information technology	554	554	—	—
Financial	301	301	—	—
Industrials	288	288	—	—
Healthcare	361	361	—	—
Consumer	695	695	—	—
Energy	397	397	—	—
Other	168	168	—	—
Mutual and exchange traded funds	8,112	8,112	—	—
Total	$14,814	$11,297	$3,517	$—

		Fair Value Measurements
		December 31, 2011
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Interest bearing deposits in banks	$1,219	$547	$672	$—
U.S. Government	739	—	739	—
U.S. Government-sponsored enterprises	211	—	211	—
Agency mortgage-backed	100	—	100	—
Corporate bonds	1,645	104	1,541	—
Marketable equity securities:
Information technology	407	407	—	—
Financial	294	294	—	—
Industrials	279	279	—	—
Healthcare	432	432	—	—
Consumer	637	637	—	—
Energy	288	288	—	—
Other	182	182	—	—
Mutual and exchange traded funds	6,935	6,935	—	—
Total	$13,368	$10,105	$3,263	$—

Schedule of Expected Benefit Payments [Table Text Block]	The following table summarizes the estimated future benefit payments expected to be paid under the Plan:

(Dollars in thousands)
2013	$534
2014	601
2015	615
2016	625
2017	656
Years 2018 to 2022	3,892